Note 5 - Stockholders' Equity - 10Q (Details Textual) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 25, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Common Stock, Capital Shares Reserved for Future Issuance			8,651,395
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance			2,033,648	2,033,648
March 2025 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,085,115
March 2025 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.31
March 2025 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	3,435,115
Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,350,000
March 2025 Offering [Member[
Proceeds from Issuance or Sale of Equity	$ 4.1
At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,952,603	2,012,167
Proceeds from Issuance of Common Stock		$ 3.8	$ 4.9